Earnings/(Loss) per Share (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Stock Units [Member] | Management [Member]
Class of Stock [Line Items]
Unvested restricted stock units	1,359,375	0	62,500